Segment Information - Summary of Carrying Amounts of Mineral Licenses and Property, Plant and Equipment Pertaining to Group's Major Operations (Detail) - Operating segments [member] - RUB (₽)
₽ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to major operations	₽ 112,643	₽ 228,067
Russia [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to major operations	109,954	225,755
Germany [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to major operations	1,446	1,225
Austria [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to major operations	820	677
Czech Republic [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to major operations	247	237
Other countries [member]
Disclosure of geographical areas [line items]
Carrying amounts of mineral licenses, property, plant and equipment and right-of-use assets pertaining to major operations	₽ 176	₽ 173